RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
RIGHT-OF-USE ASSETS
Schedule of Right-of-use assets

Leased
properties
USD’000
At December 31, 2023
Carrying amount	167,641
At December 31, 2024
Carrying amount	185,514
For the year ended December 31, 2022
Depreciation charge	35,560
Impairment loss recognized in profit or loss	106
For the year ended December 31, 2023
Depreciation charge	35,709
Reversal of impairment loss recognized in profit or loss	(3,916)
For the year ended December 31, 2024
Depreciation charge	36,910
Reversal of impairment loss recognized in profit or loss	(2,355)

	2022	2023	2024
	USD’000	USD’000	USD’000
Amount recognized in profit or loss:
Expense relating to short-term leases	288	448	2,307
Variable lease payments not included in the measurement of lease liabilities	1,653	3,420	4,005
Other movements:
Total cash outflow for leases (Note)	38,053	47,293	49,848
Additions to right-of-use assets	60,133	23,420	56,896
Acquisition of a subsidiary (Note 36)	5,064	—	—
Derecognition of right-of-use assets arising from
lease termination	(20,888)	(24,076)	(7,272)
Remeasurement of provision for restoration	(1,091)	—	3,850
(Decrease) Increase due to the modification of leases	—	(1,310)	6,781

Note:

During the years ended December 31, 2023 and 2024, the amount includes payments of principal and interest portion of lease liabilities of USD43,425,000 and USD43,536,000 respectively which are presented in financing cash flows and payment of variable lease payments and short-term leases of USD3,868,000 and USD6,312,000 respectively which are presented in operating cash flows.

During the years ended December 31, 2023 and 2024, the Group leases various premises for its operations. Lease contracts are entered into for fixed terms of 12 months to 20 years, but may have termination options as described below. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. In determining the lease term and assessing the length of the non-cancellable period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.

Schedule of variable lease payments

For the year ended December 31, 2023

	Number	Fixed	Variable	Total
	of leases	payments	payments	payments
		USD’000	USD’000	USD’000
Office premises without variable lease payments	6	352	—	352
Leases without variable lease payments	193	21,135	—	21,135
Leases with variable lease payments	61	22,386	3,420	25,806
Total	260	43,873	3,420	47,293

For the year ended December 31, 2024

	Number	Fixed	Variable	Total
	of leases	payments	payments	payments
		USD’000	USD’000	USD’000
Office premises without variable lease payments	10	457	—	457
Leases without variable lease payments	225	25,298	—	25,298
Leases with variable lease payments	72	20,088	4,005	24,093
Total	307	45,843	4,005	49,848